Federated Hermes MDT Small Cap Growth Fund
Portfolio of Investments
April 30, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—98.6%
		Communication Services—1.5%
249,234	[1]	Bumble, Inc.	$ 1,051,768
28,828		Cinemark Holdings, Inc.	862,245
121,779	[1]	E.W. Scripps Co.	244,776
194,734	[1]	Grindr, Inc.	4,278,306
8,055	[1]	Yelp, Inc.	282,569
		TOTAL	6,719,664
		Consumer Discretionary—9.0%
19,470	[1]	Abercrombie & Fitch Co., Class A	1,351,607
31,586	[1]	American Public Education, Inc.	742,271
15,119		Bloomin Brands, Inc.	121,254
4,565	[1]	Boot Barn Holdings, Inc.	476,312
42,870	[1]	Brinker International, Inc.	5,757,441
307,933	[1]	Coursera, Inc.	2,592,796
137,478	[1]	European Wax Center, Inc.	428,931
110,175	[1]	EVgo, Inc.	304,083
15,244	[1]	Gentherm, Inc.	396,497
88,115	[1]	iRobot Corp.	215,882
445,123		Krispy Kreme, Inc.	1,825,004
208,668	[1]	National Vision Holdings, Inc.	2,577,050
37,609		OneSpaWorld Holdings Ltd.	628,070
172,571	[1]	Peloton Interactive, Inc.	1,189,014
76,324	[1]	Revolve Group, Inc.	1,517,321
62,528	[1]	Rush Street Interactive, Inc.	758,465
4,726	[1]	Shake Shack, Inc.	414,659
18,804	[1]	Sonos, Inc.	173,185
217,777		Steven Madden Ltd.	4,573,317
7,999	[1]	Sweetgreen, Inc.	155,821
439,916	[1]	Udemy, Inc.	3,022,223
72,662	[1]	Universal Technical Institute, Inc.	2,038,896
68,326		Upbound Group, Inc.	1,359,688
40,738	[1]	Victoria’s Secret & Co.	765,874
10,195	[1]	Visteon Corp.	807,342
87,725	[1]	Warby Parker, Inc.	1,448,340
290,146		Wolverine World Wide, Inc.	3,786,405
		TOTAL	39,427,748
		Consumer Staples—5.1%
63,668	[1]	Bellring Brands, Inc.	4,911,349
28,813	[1]	Medifast, Inc.	378,603
54,273		MGP Ingredients, Inc.	1,599,425
16,425		Natural Grocers by Vitamin Cottage, Inc.	823,878
62,187	[1]	Sprouts Farmers Market, Inc.	10,633,977
62,639		Turning Point Brands, Inc.	3,844,782
		TOTAL	22,192,014
		Energy—3.6%
53,281		Archrock, Inc.	1,253,702
222,031	[1]	DMC Global, Inc.	1,440,981
36,746		Kinetik Holdings, Inc.	1,519,080

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
6,206		Magnolia Oil & Gas Corp.	$ 127,409
7,722	[1]	Nabors Industries Ltd.	207,258
37,987	[1]	Oceaneering International, Inc.	674,269
163,250	[1]	Seadrill Ltd.	3,353,155
166,194	[1]	Tidewater, Inc.	6,014,561
32,092	[1]	Valaris Ltd.	1,036,893
		TOTAL	15,627,308
		Financials—9.2%
137,241		Acadian Asset Management, Inc.	3,697,273
10,219	[1]	Axos Financial, Inc.	648,702
150,941	[2]	B. Riley Financial, Inc.	442,257
68,642	[1]	Cantaloupe, Inc.	549,136
11,123	[1]	Coastal Financial Corp.	913,755
4,871	[1]	Dave, Inc.	461,868
342,249	[1]	Flywire Corp.	3,220,563
121,323	[1]	Hamilton Insurance Group, Ltd.	2,244,476
11,534		HCI Group, Inc.	1,687,424
19,687	[1]	LendingTree, Inc.	1,015,652
4,888		Mercury General Corp.	270,893
31,933		Moelis & Co.	1,710,970
55,273	[1]	NCR Atleos Corp.	1,543,222
35,097	[1]	Palomar Holdings, Inc.	5,089,767
3,391		RLI Corp.	250,968
10,832		ServisFirst Bancshares, Inc.	771,455
154,690	[1]	Siriuspoint Ltd.	2,598,792
136,913	[1]	Skyward Specialty Insurance Group, Inc.	7,268,711
101,317		Victory Capital Holdings, Inc.	5,804,451
		TOTAL	40,190,335
		Health Care—25.7%
395,397	[1]	4D Molecular Therapeutics, Inc.	1,332,488
219,115	[1]	ADMA Biologics, Inc.	5,214,937
696,706	[1]	Akebia Therapeutics, Inc.	1,679,062
305,144	[1,2]	Aldeyra Therapeutics, Inc.	808,632
182,921	[1]	Alignment Healthcare, Inc.	3,241,360
346,009	[1,2]	Altimmune, Inc.	1,816,547
176,846	[1]	AMN Healthcare Services, Inc.	3,612,964
5,443	[1]	Amphastar Pharmaceuticals, Inc.	132,864
157,412	[1]	Amylyx Pharmaceuticals, Inc.	804,375
22,132	[1]	Arcellx, Inc.	1,437,473
165,985	[1]	Arcutis Biotherapeutics, Inc.	2,474,836
317,194	[1]	Arvinas, Inc.	3,051,406
25,394	[1]	Assembly Biosciences, Inc.	289,238
27,224	[1]	Atea Pharmaceuticals, Inc.	80,311
66,338	[1]	Aurinia Pharmaceuticals, Inc.	546,625
85,733	[1]	Aveanna Healthcare Holdings, Inc.	395,229
16,527	[1]	Axsome Therapeutics, Inc.	1,855,817
166,282	[1]	BioCryst Pharmaceuticals, Inc.	1,471,596
94,095	[1,2]	BrightSpring Health Services, Inc.	1,649,485
321,176	[1]	Cabaletta Bio, Inc.	423,952
60,949	[1]	CareDx, Inc.	1,028,819
64,086	[1]	Catalyst Pharmaceutical Partners, Inc.	1,556,649
352,609	[1]	Codexis, Inc.	811,001

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
8,787	[1]	Corcept Therapeutics, Inc.	$ 631,610
74,559	[1]	Cryoport, Inc.	416,039
4,854	[1]	CVRx, Inc.	35,531
111,479	[1]	Edgewise Therapeutics, Inc.	1,828,256
7,601	[1,2]	Enliven Therapeutics, Inc.	143,963
7,876		Ensign Group, Inc.	1,015,925
182,277	[1]	Evolent Health, Inc.	1,797,251
334,411	[1]	EyePoint Pharmaceuticals, Inc.	2,280,683
17,391	[1]	Glaukos Corp.	1,639,102
72,121	[1]	Guardant Health, Inc.	3,406,275
95,558	[1]	Halozyme Therapeutics, Inc.	5,869,172
60,113	[1]	Harmony Biosciences Holdings, Inc.	1,771,530
46,728	[1]	Hims & Hers Health, Inc.	1,546,697
58,829	[1]	Insmed, Inc.	4,235,688
728,449	[1]	Ironwood Pharmaceuticals, Inc.	679,133
307,671	[1]	Keros Therapeutics, Inc.	4,442,769
12,592	[1]	Krystal Biotech, Inc.	2,139,129
5,187	[1]	Lantheus Holdings, Inc.	541,212
13,387		LeMaitre Vascular, Inc.	1,214,736
47,834	[1]	Livanova PLC	1,769,858
277,077	[1]	Mannkind Corp.	1,396,468
87,406	[1]	Mirum Pharmaceuticals, Inc.	3,797,791
35,730	[1]	NeoGenomics, Inc.	228,493
314,119	[1,2]	Neumora Therapeutics, Inc.	244,950
7,646	[1]	Novocure Ltd.	138,698
137,669	[1]	Omnicell, Inc.	4,303,533
278,413	[1]	Owens & Minor, Inc.	1,965,596
8,961	[1]	Pennant Group, Inc./The	229,581
204,619	[1]	Perspective Therapeutics, Inc.	501,317
19,250		Phibro Animal Health Corp.	358,243
12,736	[1]	PROCEPT BioRobotics Corp.	687,489
179,588	[1]	Prothena Corp. PLC	1,652,210
28,232	[1]	PTC Therapeutics, Inc.	1,407,083
193,766	[1]	Puma Biotechnology, Inc.	616,176
55,631	[1]	Rhythm Pharmaceuticals, Inc.	3,626,585
173,282	[1]	Rocket Pharmaceuticals, Inc.	1,322,142
26,652	[1]	RxSight, Inc.	392,317
251,939	[1]	SAGE Therapeutics, Inc.	1,836,635
77,365	[1]	Siga Technologies, Inc.	427,055
109,270	[1]	Tactile Systems Technology, Inc.	1,542,892
21,840	[1]	Tarsus Pharmaceuticals, Inc.	1,133,714
52,138	[1]	Teladoc Health, Inc.	374,872
47,220	[1]	Tg Therapeutics, Inc.	2,148,982
37,857	[1]	Travere Therapeutics, Inc.	787,804
50,969	[1]	Vanda Pharmaceuticals, Inc.	229,870
55,066	[1]	Wave Life Sciences Ltd.	425,110
123,070	[1]	Waystar Holding Corp.	4,574,512
353,707	[1]	Xeris Biopharma Holdings, Inc.	1,616,441
145,513	[1,2]	Y-mAbs Therapeutics, Inc.	618,430
153,438	[1]	Zentalis Pharmaceuticals, Inc.	217,882
		TOTAL	111,923,096

Shares			Value
		COMMON STOCKS—continued
		Industrials—21.7%
21,816		Apogee Enterprises, Inc.	$ 865,441
63,625		ArcBest Corp.	3,723,335
495,646	[1]	Array Technologies, Inc.	2,369,188
99,802		Atkore, Inc.	6,374,354
28,554		Atmus Filtration Technologies, Inc.	989,967
114,116	[1]	Blue Bird Corp.	3,979,225
4,851	[1]	Casella Waste Systems, Inc.	569,750
3,691	[1]	Chart Industries, Inc.	498,211
6,629		Comfort Systems USA, Inc.	2,635,359
10,179	[1]	Construction Partners, Inc.	836,103
3,985		CSW Industrials, Inc.	1,245,233
16,811		Emcor Group, Inc.	6,736,168
12,736	[1]	Exlservice Holding, Inc.	617,441
13,756		Federal Signal Corp.	1,120,151
650,609	[1,2]	Fluence Energy, Inc.	2,660,991
134,723	[1]	Fluor Corp.	4,700,485
78,051	[1]	Franklin Covey Co.	1,585,216
118,571	[1]	Frontier Group Holdings, Inc.	353,342
24,603		Global Industrial Co.	631,805
29,874		Griffon Corp.	2,034,718
57,335		Hillenbrand, Inc.	1,159,887
23,071	[1]	Huron Consulting Group, Inc.	3,109,740
18,409		Hyster-Yale, Inc.	707,458
14,845		Interface, Inc.	279,086
732,128	[1]	JELD-WEN Holding, Inc.	4,041,347
26,437		KForce Com, Inc.	1,009,893
27,784	[1]	Legalzoom.com, Inc.	203,379
164,960	[1]	Mistras Group, Inc.	1,504,435
300,117		Mueller Water Products, Inc.	7,875,070
191,394		Pitney Bowes, Inc.	1,661,300
17,482		Powell Industries, Inc.	3,201,129
112,861		Primoris Services Corp.	6,768,274
180,197	[1]	Redwire Corp.	1,942,524
42,690		REV Group, Inc.	1,395,963
309,461	[1]	Shoals Technologies Group, Inc.	1,117,154
12,273	[1]	Sterling Construction Co., Inc.	1,833,954
35,805	[1]	Sun Country Airlines Holdings, Inc.	350,889
2,278		Tennant Co.	164,381
149,454		The Shyft Group, Inc.	1,264,381
3,183		TriNet Group, Inc.	249,324
190,984	[1]	TTEC Holdings, Inc.	763,936
60,608	[1]	Vicor Corp.	2,418,562
715,819	[1,2]	Virgin Galactic Holdings, Inc.	2,068,717
17,589		Watts Industries, Inc., Class A	3,654,115
11,288		Worthington Industries, Inc.	571,511
20,088	[1]	Xometry, Inc.	515,056
		TOTAL	94,357,948
		Information Technology—18.9%
97,621	[1]	8x8, Inc.	172,789
44,705		A10 Networks, Inc.	736,738
45,796	[1]	Alkami Technology, Inc.	1,222,295
123,619	[1]	Arteris, Inc.	823,303

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
32,616	[1]	Asana, Inc.	$ 526,422
23,034	[1]	ASGN, Inc.	1,160,453
242,651	[1]	AvePoint, Inc.	3,967,344
70,627	[1]	Axcelis Technologies, Inc.	3,459,310
2,539		Badger Meter, Inc.	560,662
6,319	[1]	Blackbaud, Inc.	382,552
17,070	[1]	Blackline, Inc.	806,216
118,230	[1]	C3.AI, Inc.	2,602,242
179,577	[1,2]	Cipher Mining Technologies, Inc.	511,794
99,492		Clear Secure, Inc.	2,455,463
33,044	[1]	Clearwater Analytics Holdings, Inc.	751,421
43,314	[1]	Coda Octopus Group, Inc.	290,204
175,575	[1]	CommScope Holdings Co., Inc.	656,651
9,605	[1]	Commvault Systems, Inc.	1,605,284
67,560	[1]	Digi International, Inc.	1,837,632
161,146	[1]	Expensify, Inc.	476,992
218,926	[1]	Extreme Networks, Inc.	2,881,066
65,526	[1]	Fastly, Inc.	376,775
81,088	[1]	FormFactor, Inc.	2,281,816
67,424	[1]	Intapp, Inc.	3,658,426
21,745		InterDigital, Inc.	4,370,745
12,558	[1]	Itron, Inc.	1,397,580
27,022	[1]	Life360, Inc.	1,159,244
201,519	[1]	MaxLinear, Inc.	2,013,175
48,332	[1]	Napco Security Technologies, Inc.	1,104,386
329,985	[1]	ON24, Inc.	1,544,330
2,108	[1]	OSI Systems, Inc.	431,592
17,191	[1]	Pagerduty, Inc.	266,632
29,735	[1]	PDF Solutions, Inc.	545,637
139,985	[1]	PROS Holdings, Inc.	2,390,944
27,550	[1]	Q2 Holdings, Inc.	2,183,338
30,520	[1]	Qualys, Inc.	3,836,669
66,873		Sapiens International Corp. NV	1,831,652
65,298	[1]	Semrush Holdings, Inc.	671,263
56,623	[1]	Semtech Corp.	1,769,469
611,410	[1]	Sprinklr, Inc.	4,701,743
247,029	[1]	Sprout Social, Inc.	5,165,376
6,031	[1]	SPS Commerce, Inc.	865,509
20,245	[1]	Tenable Holdings, Inc.	618,890
376,535	[1]	Unisys Corp.	1,494,844
212,122	[1]	Veeco Instruments, Inc.	3,966,681
106,862	[1]	Weave Communications, Inc.	1,132,737
650,745	[1]	Yext, Inc.	4,425,066
		TOTAL	82,091,352
		Materials—2.9%
4,549	[1]	Alpha Metallurgical Resources, Inc.	552,021
476,354	[1]	Aspen Aerogels, Inc.	2,572,312
6,168	[1]	ATI, Inc.	335,416
7,081		Cabot Corp.	556,142
22,376	[1]	Century Aluminum Co.	367,190
22,402		Commercial Metals Corp.	997,785
106,675	[1]	Constellium SE	1,078,484

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
13,301	[1]	Ingevity Corp.	$ 438,667
47,749	[1]	Knife River Corp.	4,458,802
19,874		Koppers Holdings, Inc.	498,042
3,860		Quaker Chemical Corp.	408,928
3,876		Sylvamo Corp.	231,087
		TOTAL	12,494,876
		Real Estate—0.7%
132,674	[1]	Real Brokerage, Inc./The	585,092
164,086		RMR Group, Inc./The	2,408,783
		TOTAL	2,993,875
		Utilities—0.3%
7,226		California Water Service Group	365,997
10,040		Otter Tail Corp.	796,975
		TOTAL	1,162,972
		TOTAL COMMON STOCKS (IDENTIFIED COST $383,977,220)	429,181,188
		INVESTMENT COMPANY—3.4%
14,774,343		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[3] (IDENTIFIED COST $14,774,343)	14,774,343
		TOTAL INVESTMENT IN SECURITIES—102.0% (IDENTIFIED COST $398,751,563)	443,955,531
		OTHER ASSETS AND LIABILITIES - NET—(2.0)%[4]	(8,630,286)
		NET ASSETS—100%	$435,325,245
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2025, were as follows:
Affiliated	Value as of 7/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 4/30/2025	Shares Held as of 4/30/2025	Dividend Income
Health Care:
EyePoint Pharmaceuticals, Inc.	$—	$1,781,208	$—	$499,475	$—	$2,280,683	334,411	$—
Industrials:
Virgin Galactic Holdings, Inc.	$—	$3,655,516	$(117,390)	$(1,480,947)	$11,538	$2,068,717	715,819	$—
Affiliated issuers no longer in the portfolio at period end	$298,818	$—	$(290,149)	$39,639	$(48,308)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$298,818	$5,436,724	$(407,539)	$(941,833)	$(36,770)	$4,349,400	1,050,230	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2024	$21,588,600
Purchases at Cost	$152,639,910
Proceeds from Sales	$(159,454,167)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2025	$14,774,343
Shares Held as of 4/30/2025	14,774,343
Dividend Income	$701,088

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$8,433,369	$9,039,726

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.